Options Granted under Gold Fields Management Incentive Scheme (Detail) (The GF Management Incentive Scheme [Member])	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ZAR	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ZAR	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ZAR
Number of Options
Beginning Balance	75,500	75,500	311,225	311,225	976,533	976,533
Spin-off of Sibanye Gold - forefeited	(28,100)	(28,100)
Exercised and released	(31,147)	(31,147)	(204,570)	(204,570)	(614,340)	(614,340)
Forfeited	(16,253)	(16,253)	(31,155)	(31,155)	(50,968)	(50,968)
Ending Balance			75,500	75,500	311,225	311,225
Average option price
Average price, at beginning of year	$ 10.09	86.51	$ 9.04	73.48	$ 11.24	75.85
Spin - off of Sibanye Gold - forefeited	$ 10.09	89.69
Exercised and released	$ 6.17	59.21	$ 8.38	68.60	$ 10.02	72.33
Forfeited	$ 9.68	92.93	$ 9.02	73.91	$ 16.43	118.63
Average price, at end of year			$ 10.09	86.51	$ 9.04	73.48